Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs
, and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on		Net Income ($ Millions)	Defined Consolidated Adjusted EBITDA ($ Millions) (5)
					TSR ($)	Industry Index TSR ($) (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	15,375,130	31,618,387	6,381,344	11,988,557	110.83	166.54	302	1,514

2023	18,521,855	17,927,064	7,598,049	6,954,458	81.75	131.60	(191)	1,338

2022	10,472,396	(8,418,866)	3,113,025	(1,060,733)	67.09	113.42	282	1,363

2021	11,770,688	24,732,487	4,804,025	6,393,449	139.48	131.43	1,405	1,150
2020	8,633,152	8,154,145	3,031,546	3,632,585	116.32	99.41	356	1,057

(1)
Christopher A. Cartwright was our PEO for each year presented. Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining
Non-PEO
NEOs for each year presented, which includes the individuals listed below for each year presented.

2020	2021	2022	2023	2024

Todd M. Cello	Todd M. Cello	Todd M. Cello	Todd M. Cello	Todd M. Cello

Steven M. Chaouki	Steven M. Chaouki	Steven M. Chaouki	Steven M. Chaouki	Steven M. Chaouki

David M. Neenan	Abhi Dhar	Venkat Achanta	Venkat Achanta	Venkat Achanta

Heather J. Russell	Timothy J. Martin	Abhi Dhar	Timothy J. Martin	Todd C. Skinner

David M. Neenan

David E. Wojczynski

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized or received by the Company’s PEO and non-PEO
NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Negative numbers reflect a reduction in the value of the equity compensation of the PEO and
Non-PEO
NEOs during the relevant period. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($) (A)	Compensation Actually Paid to PEO ($)
2024	15,375,130	(11,551,136)	27,794,393	31,618,387

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($) (A)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	6,381,344	(4,495,775)	10,102,988	11,988,557

(A)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	17,358,165	9,674,438	—	761,790	—	—	27,794,393

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	6,356,426	3,482,135	—	264,427	—	—	10,102,988

(4)
The “Industry Index TSR” set forth in this table utilizes the Dow Jones U.S. Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Defined Consolidated Adjusted EBITDA ($ Millions) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2024. Defined Consolidated Adjusted EBITDA is a
non-GAAP
measure that, as described in our CD&A, is defined as Consolidated Adjusted EBITDA as reported in our 2024 Annual Report on Form
10-K,
further adjusted to eliminate the impact of foreign currency fluctuations, and to eliminate the impact of certain legal and regulatory expenses as approved by management and the Compensation Committee for annual incentive plan purposes. Other companies in our industry may calculate Consolidated Adjusted EBITDA differently than we do, limiting its usefulness as a comparative measure.

Company Selected Measure Name	Defined Consolidated Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Christopher A. Cartwright was our PEO for each year presented. Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining
Non-PEO
NEOs for each year presented, which includes the individuals listed below for each year presented.

2020	2021	2022	2023	2024

Todd M. Cello	Todd M. Cello	Todd M. Cello	Todd M. Cello	Todd M. Cello

Steven M. Chaouki	Steven M. Chaouki	Steven M. Chaouki	Steven M. Chaouki	Steven M. Chaouki

David M. Neenan	Abhi Dhar	Venkat Achanta	Venkat Achanta	Venkat Achanta

Heather J. Russell	Timothy J. Martin	Abhi Dhar	Timothy J. Martin	Todd C. Skinner

David M. Neenan

David E. Wojczynski

Peer Group Issuers, Footnote	The “Industry Index TSR” set forth in this table utilizes the Dow Jones U.S. Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Dow Jones U.S. Financials Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 15,375,130	$ 18,521,855	$ 10,472,396	$ 11,770,688	$ 8,633,152
PEO Actually Paid Compensation Amount	$ 31,618,387	17,927,064	(8,418,866)	24,732,487	8,154,145
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Negative numbers reflect a reduction in the value of the equity compensation of the PEO and
Non-PEO
NEOs during the relevant period. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($) (A)	Compensation Actually Paid to PEO ($)
2024	15,375,130	(11,551,136)	27,794,393	31,618,387

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($) (A)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	6,381,344	(4,495,775)	10,102,988	11,988,557

(A)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	17,358,165	9,674,438	—	761,790	—	—	27,794,393

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	6,356,426	3,482,135	—	264,427	—	—	10,102,988

Non-PEO NEO Average Total Compensation Amount	$ 6,381,344	7,598,049	3,113,025	4,804,025	3,031,546
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,988,557	6,954,458	(1,060,733)	6,393,449	3,632,585
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Negative numbers reflect a reduction in the value of the equity compensation of the PEO and
Non-PEO
NEOs during the relevant period. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($) (A)	Compensation Actually Paid to PEO ($)
2024	15,375,130	(11,551,136)	27,794,393	31,618,387

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($) (A)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	6,381,344	(4,495,775)	10,102,988	11,988,557

(A)	The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	17,358,165	9,674,438	—	761,790	—	—	27,794,393

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	6,356,426	3,482,135	—	264,427	—	—	10,102,988

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid, Company TSR and Industry Index TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR and the Dow Jones U.S. Financials Index TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Defined Consolidated Adjusted EBITDA ($ Millions)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs and our Defined Consolidated Adjusted EBITDA during the five most recently completed fiscal years. Consolidated Adjusted EBITDA is calculated using the definition of Adjusted EBITDA disclosed in our 2024 Annual Report on Form
10-K,
adjusted to be on an organic, constant currency basis using each year’s planned exchange rates.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid, Company TSR and Industry Index TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR and the Dow Jones U.S. Financials Index TSR over the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and
Non-PEO
NEOs for the fiscal year ended December 31, 2024 to Company performance. The measures in this table are not ranked.

Defined Consolidated Adjusted EBITDA
Defined Adjusted Diluted Earnings per Share
Relative TSR
Defined Consolidated Revenue
For additional details regarding our most important
performance
measures, please see the sections titled “2024 Executive Compensation Program—Annual Incentive Plan” and “2024 Executive Compensation Program—Long-Term Incentive Plan” in this proxy statement.

Total Shareholder Return Amount	$ 110.83	81.75	67.09	139.48	116.32
Peer Group Total Shareholder Return Amount	166.54	131.6	113.42	131.43	99.41
Net Income (Loss)	$ 302,000,000	$ (191,000,000)	$ 282,000,000	$ 1,405,000,000	$ 356,000,000
Company Selected Measure Amount	1,514,000,000	1,338,000,000	1,363,000,000	1,150,000,000	1,057,000,000
PEO Name	Christopher A. Cartwright
Measure:: 1
Pay vs Performance Disclosure
Name	Defined Consolidated Adjusted EBITDA
Non-GAAP Measure Description	Defined Consolidated Adjusted EBITDA is a
non-GAAP
measure that, as described in our CD&A, is defined as Consolidated Adjusted EBITDA as reported in our 2024 Annual Report on Form
10-K,
	further adjusted to eliminate the impact of foreign currency fluctuations, and to eliminate the impact of certain legal and regulatory expenses as approved by management and the Compensation Committee for annual incentive plan purposes.
Measure:: 2
Pay vs Performance Disclosure
Name	Defined Adjusted Diluted Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Defined Consolidated Revenue
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 27,794,393
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,358,165
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,674,438
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	761,790
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,551,136)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,102,988
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,356,426
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,482,135
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	264,427
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,495,775)